BIOLOGICAL ASSETS (Details 2) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Biological Assets [Abstract]
Current	$ 315,500	$ 370,957
Non-current	2,747,894	2,651,622
Total	$ 3,063,394	$ 3,022,579	$ 3,195,370	$ 3,338,483